Investing Activities (Details) - Southland Holdings Llc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Amortized Costs		$ 1,399
Net gains	12	1,176
Fair value	12	2,575
Private Equity Funds [Member]
Amortized Costs	1,615	1,399
Net gains	2,310	1,176
Fair value	3,925	$ 2,575
Common Stock [Member]
Amortized Costs
Net gains	12
Fair value	$ 12